ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	21,928,277	21,970,014
Series Fifteen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	3,856,025	3,864,025
Series Sixteen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	5,409,975	5,420,277
Series Seventeen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	4,978,752	4,992,087
Series Eighteen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	3,610,450	3,615,200
Series Nineteen [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted average number of units outstanding	4,073,075	4,078,425